BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Summary of Changes in The Benefit Obligation and Plan Assets and The Plan Funded Status
The following table shows the changes in the benefit obligation and plan assets and the plan’s funded status.

	December 31,
	2021	2020
Change in Projected Benefit Obligation:
Benefit obligation, January 1	$6,551	$5,993
Service cost	143	159
Interest cost	152	190
Benefits paid	(349)	(339)
Expenses paid	(135)	(142)
Actuarial (gain) loss	(258)	690

Benefit obligation, December 31	$6,104	$6,551

Change in Plan Assets:
Fair value of plan assets, January 1	$4,756	$4,089
Actual return on plan assets	499	559
Employer contributions	471	589
Benefits paid from plan assets	(349)	(339)
Expenses paid	(135)	(142)

Fair value of plan net assets, December 31	$5,242	$4,756

Underfunded status at end of period	$(862)	$(1,795)

Amounts recognized in the consolidated balance sheet:
Current liabilities	$—	$—
Non-current liabilities	(862)	(1,795)

Net amount recorded	$(862)	$(1,795)

Schedule of Accumulated Other Comprehensive Income (Loss)	The following table shows the balances reflected in accumulated other comprehensive income on a pre-tax
basis for the periods presented:

	December 31,
	2021	2020
Amounts recognized in accumulated other comprehensive loss (pre-tax):
Net actuarial loss	$283	$822

Schedule of Pre Tax Amounts Recognized in Other Comprehensive Income
The
pre-tax
amounts recognized in other comprehensive income were as follows:

	For the years ended
	December 31, 2021	December 31, 2020
Actuarial (gain) loss arising during measurement period	$(513)	$386
Amortization of actuarial loss	(25)	—

Total recognized in other comprehensive (income) loss	$(538)	$386

Summary of The Components of Net Periodic Benefit Cost
The following summarizes the components of net periodic benefit cost for the defined benefit pension plan:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Components of expense:
Service cost	$143	$159	$142
Interest cost	152	190	231
Expected return on plan assets	(240)	(255)	(232)
Amortization of net loss	25	—	—

Net periodic benefit cost	$80	$94	$141

Summary of Defined Benefit Plan, Assumptions	Weighted-average assumptions used to determine net cost:

	December 31,
	2021	2020
Discount rate	2.38%	3.25%
Expected return on plan assets	6.35%	6.35%

Schedule Of Weighted Average Assumptions for Benefit Obligation	Weighted-average assumptions used to determine the benefit obligation:

	December 31,
	2021	2020
Discount rate	2.78%	2.38%

Summary of Defined Benefit Plan, Plan Assets, Allocation	The fair value of the Plan assets at December 31, 2021 and 2020, by asset category, are as follows:

	For the years ended
	December 31, 2021	December 31, 2020
Common stock	$789	$1,562
Mutual funds	2,171	2,202
Corporate / government bonds	2,354	982
Cash and cash equivalents	20	10

Total	$5,334	$4,756

Schedule Of Fair Value Of Pension Plan Assets
The fair value of Holley’s pension plan assets at December 31, 2021 and 2020, by asset category using the Fair Value measurement hierarchy is shown in the table below. See Note 1, “Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies,” for more details about fair value measurements.

	December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Common stock	$789	$789	$—	$—
Mutual funds	2,171	2,171	—	—
Corporate / government bonds	2,354	—	2,354	—
Cash and cash equivalents	20	—	20	—

Total	$5,334	$2,960	$2,374	$—

	December 31, 2020
	Fair Value	Level 1	Level 2	Level 3
Common stock	$1,562	$1,562	$—	$—
Mutual funds	2,202	2,022	—	—
Corporate / government bonds	982	—	982	—
Cash and cash equivalents	10	—	10	—

Total	$4,756	$3,584	$992	$—

Schedule of Benefit Payments	Benefit payments are anticipated to be as follows:

2022	$372
2023	374
2024	371
2025	371
2026	371
2027 - 2031	1,850